Shareholders' equity - Capital stock (Details)	12 Months Ended
	Dec. 31, 2019 € / shares shares	Oct. 30, 2019	Jun. 07, 2019	May 13, 2019	May 08, 2019	Dec. 31, 2018 shares	May 16, 2013	Feb. 08, 2011
Shareholders' equity
Number of shares issued | shares	304,436,876					307,878,652
Nominal value per share | € / shares	€ 1.00
Vote to create Authorized Capital (as a percent)	75.00%
Maximum increase in Authorized Capital, as a percent to issued capital	50.00%
Period that General Partner and its management board may issue new shares	5 years
Vote to create Conditional Capital (as a percent)	75.00%
Maximum increase in Conditional Capital, as a percent to issued capital	50.00%
Maximum increase in Conditional Capital for purpose of issuing shares to management and employees, as a percent to issued capital	10.00%
Conversion ratio of preference shares to ordinary shares							1
General Partner
Shareholders' equity
Annual fee, as percent of General Partner's share capital	4.00%
Fresenius SE
Shareholders' equity
Voting interest held (as a percent)	31.00%							35.74%
Voting interest held, net of treasury shares (as a percent)	31.64%
FIL Limited
Shareholders' equity
Voting interest held (as a percent)		2.98%
BlackRock, Inc., Wilmington, DE, US
Shareholders' equity
Voting interest held (as a percent)			4.96%	4.83%	0.07%